STATEMENT OF CONSOLIDATED CASH FLOWS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows used in operating activities
Net loss for the period	€ (24,216)	€ (31,164)	€ (25,517)
Adjustments to reconcile net loss to cash flows from operating activities
Amortization and depreciation of intangible and tangible assets	484	311	280
Additions of provisions, net of reversals	(89)	39	34
Expenses associated with share-based payments	5,567	3,422	785
Financial interest	1,853	562	628
Amortization of the day one Loss		54
Changes in fair value of financial instruments	(637)	1,856	10,080
Interests on investment accounts		(4)	(1)
Financial indemnity, net, Negma	(1,000)	1,675	(34)
Unwinding of conditional advances and other financial expenses	22	397	452
Amortized cost of non-convertible bonds and debt component of the convertible notes	364	68	189
Operating cash flows before change in working capital requirements	(17,652)	(22,785)	(13,104)
(-) Change in working capital requirements (net of depreciation of trade receivables and inventories)	(1,335)	1,010	(3,361)
Decrease (increase) in other non-current financial assets		(2)	(4)
Decrease (increase) in other receivables	(398)	1,297	(2,654)
(Decrease) increase in trade payables	(665)	380	(479)
(Decrease) increase in tax and social security liabilities	(219)	(552)	(183)
(Decrease) increase in other creditors and miscellaneous liabilities	(53)	(113)	(41)
Cash flows used in operating activities	(18,988)	(23,795)	(9,743)
Cash flows from (used in) investing activities
Acquisition of intangible and tangible assets	(141)	(344)	(214)
Interests on investment accounts		4	1
Purchase of term deposits classified as other current financial assets			(12,500)
Decrease (increase) in short term deposits accounts	110
Sale of term deposits classified as other current financial assets	14	12,500
Cash flows from (used in) investing activities	(17)	12,160	(12,713)
Cash flows from financing activities
Proceeds from share capital increase		16,584	23,486
Costs paid in relation to equity transactions		(2,099)	(3,496)
Net financial indemnity received from/ (paid to) Negma	1,000	(1,675)	34
Subscription of warrants (BSA)			271
Exercise of warrants (BSA) and founders' warrants (BSPCE)	6	742	862
Proceeds from research tax credit prefinancing, net of guarantee deposit	1,834	3,011	1,964
Reimbursement of the prefinanced CIR receivables, net of guarantee deposit	(3,450)	(2,252)	(4,589)
Proceeds from conditional advances	4	400
Repayment of conditional advances	(224)	(279)	(136)
Financial interest paid	(662)	(562)	(628)
Conversion settled with cash payment		(910)
Proceeds from subsidies	204
Proceeds from the issuance of convertible notes and non-convertible bonds	9,510	20,484	8,730
Repayment non-convertible bonds		(3,550)	(3,214)
Repayment of borrowings	(1,844)
Repayment of convertible notes			(863)
Costs incurred in relation to the issuance of convertible notes and non-convertible bonds		(125)	(453)
Repayment of lease obligations	(244)	(54)
Change in short-term bank overdrafts			(15)
Cash flows from financing activities	6,134	29,715	21,953
Net effect of exchange rate changes on cash and cash equivalents	(3)	(1)	13
Increase (decrease) in cash and cash equivalents	(12,873)	18,079	(490)
Cash and cash equivalents at the beginning of the period	23,926	5,847	6,337
Cash and cash equivalents at the end of the period	€ 11,053	€ 23,926	€ 5,847